Leases - Recognition of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Lease liabilities, Beginning balance	$ 32,298	$ 32,051
Additions / changes in estimates	2,603	137
Exchange difference	(3,283)	7,061
Foreign currency translation	346	(174)
Liabilities associated with assets held for sale		(26)
Divestment of Chilean business	(502)
Unwinding of discount	2,928	3,168
Lease payments	(7,775)	(10,267)
Lease liabilities, Ending balance	$ 25,923	$ 32,298